GAIN ON EXTINGUISHMENT OF DEBTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Extinguishment Of Debts Disclosure [Abstract]
Extinguishment of Debts Disclosure [Text Block]
27.	GAIN ON EXTINGUISHMENT OF DEBTS

The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $498,025 and $562,361 has been credited to consolidated statements of income as other income for the three months ended June 30, 2013 and 2012, respectively. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,051,013 and $817,513 has been credited to consolidated statements of income as other income for the six months ended June 30, 2013 and 2012, respectively.

32.	GAIN ON EXTINGUISHMENT OF DEBTS
The Company executed several agreements with third parties to settle debts by issuance of the Company’s common stock. The shares issued by the Company were valued at the trading price of the stock on the date the shares were issued. Any excess of the fair value of the shares over the carrying cost of the debt has been reported as a gain on the extinguishment of debts of $1,666,386 and $987,518 has been credited to operations under Other income/(expenses) for the years ended December 31, 2012 and 2011, respectively. As these activities were not part of our ordinary activities, we classified them as other income/(expenses).